Income Taxes - Schedule of income tax rate reconciliation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Income taxes paid (refund) [abstract]
Expected tax rate	26.50%	26.50%
Earnings before income taxes	$ (1,112,421)	$ (115,159)
Expected tax benefit resulting from loss	(294,791)	(30,517)
Adjustments for the following items:
Tax rate differences	(4,843)	652
Permanent differences	96,743	8,696
Change in temporary differences for which no tax assets are recorded	154,392	22,076
Income tax expenses	$ (38,813)	$ (397)